FAIR VALUE MEASUREMENTS (Details) - HEALTHCOR CATALIO ACQUISITION CORP	9 Months Ended
Sep. 30, 2021 USD ($)
Assets:
Marketable securities held in Trust Account	$ 207,014,497
Transfers out of level 3 fair value hierarchy	0
U.S. Treasury Securities
Assets:
Marketable securities held in Trust Account	207,014,497
Level 1
Assets:
Marketable securities held in Trust Account	$ 207,014,497